Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Impairment of long-lived assets
Warranty income (expense)	293	$ (290)	$ 417
Warranty provision	1,694	1,401
Trade receivables sold	30,902	29,070
Financial expense related to factoring arrangements	2,038	1,262	905
Accrued severance pay	7,422	7,284
Severance expense	$ 3,449	$ 2,859	$ 1,906
Outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	5,164,222	5,599,666	1,695,149
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years